Shareholders’ Equity (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares $ / shares
Shareholders Equity Details 1
Stock options outstanding, beginning	3,618,509	3,701,595
Stock options, granted | shares	618,000	605,000
Stock options, exercised | shares	(777,704)	(190,984)
Stock options, expired | shares		(497,102)
Stock options outstanding, ending	3,458,805	3,618,509
Stock options exercisable, ending | shares	1,208,306	1,721,287
Stock options, weighted average exercise price, beginning | $ / shares	$ 11.34	$ 11.76
Stock options, weighted average exercise price, granted | $ / shares	15.58	13.14
Stock options, weighted average exercise price, exercised | $ / shares	12	11.87
Stock options, weighted average exercise price, expired | $ / shares		16.47
Stock options, weighted average exercise price, ending | $ / shares	$ 11.95	$ 11.34
Amortized value of options, beginning	$ 15,758	$ 14,653
Amortized value of options, granted	372
Amortized value of options, exercised	(3,377)	(752)
Amortized value of options, expired		(4,312)
Amortized value of stock-based compensation	3,904	6,169
Amortized value of options, ending	$ 16,657	$ 15,758
RSUs outstanding, beginning | shares	127,750	125,500
RSUs, granted | shares	68,000	65,000
RSUs, vested | shares	(127,750)	(62,750)
RSUs outstanding, ending | shares	68,000	127,750
Amortized value of RSUs, beginning	$ 791	$ 98
Amortized value of RSUs, granted	183	136
Amortized value of RSUs, vested	(1,510)	(656)
Amortized value of RSUs, expired
Amortized value of RSUs, stock based compensation granted in prior years	719	1,213
Amortized value of RSUs, ending	183	791
Stock-based compensation, beginning	16,549	14,751
Stock-based compensation, granted	555	136
Stock-based compensation, exercised or vested	(4,887)	(1,408)
Stock-based compensation, expired		(4,312)
Stock-based compensation, stock based compensation granted in prior years	4,623	7,382
Stock-based compensation, ending	$ 16,840	$ 16,549